Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments at fair value	$ 4,728	$ 161,329
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Derivative financial instruments at fair value	(1,393)	(3,771)
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	821
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 5,300	$ 165,100